RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES

27. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in China jointly. According to the agreement, the group pays ZTE9 a royalty fee for providing game contents on IPTV. Net royalty and other service fee related to IPTV business charged by ZTE9 to the Group amounted to RMB11.7 million and RMB13.0 million (US$1.9 million) for year ended December 31, 2015 and 2016, respectively. In 2016, the Group provided IPTV related advertisement service to ZTE9 amounted to RMB0.5 million (US$0.07 million). Total amount due to ZTE9 for IPTV business was RMB10.1 million and RMB16.8 million (US$2.4 million) as of December 31, 2015 and 2016, respectively. In 2015, the Group lent RMB9.9 million to ZTE9 to fund its operation. In 2016, the Group lent RMB2.8 million (US$0.4 million) to ZTE9 to fund its operation. The loan was interest-free and due in December, 2017. Total amount due from ZTE9 for loan was RMB9.9 million and RMB12.7 million (US$1.8 million) as of December 31, 2015 and 2016, respectively.

In 2016, the Group charged service fee, including IDC rental fee, office rental fee and etc., to Jiuchen Advertisement amounted to RMB4.5 million (US$0.7 million) and the service fee was paid in 2016.

In 2014, the Group entered a license agreement with System Link, a 50% joint venture of the Group, for publishing and operating Firefall for a five-year term in mainland China. Under this license agreement, System Link is expected to pay to Red 5 Singapore no less than US$160 million (including license fee and royalties) during the term of the agreement. In 2015, System Link paid US$10 million to the Group as license fee. The Group records the amount as amount due to the related party and amortizes the amount over the five-year period. As of December 31, 2016, the balance of amount due to System Link (non-current) is RMB 54.1 million (US$7.8 million) and revenue recognized is RMB13.6 million (US$ 2.0 million).

Transaction with T3

In 2016, Asian Way entered into a license agreement with T3, an equity investee of the Group, for developing a game using augmented reality (AR) technologies based on the intellectual property relating to the game Audition. Upon commercial launch, Asian Way will share certain percentages of revenues of the game to T3. The game is still under development as of December 31, 2016.

Transaction with Zhu Jun

In 2016, Mr. Zhu Jun, the chairman and chief executive officer, extended aggregate of RMB60.0 million (US$8.6 million) in loan to the Group. The loan was interest-free. As of December 2016, RMB25.2 million (US$3.6 million) of such loan remained outstanding.